Revenue Recognition (Details) - Schedule of Company Operates In a Single Business Segment - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Revenues	$ 2,712,572	$ 553,687	$ 6,687,485	$ 4,226,447	$ 5,373,383	$ 4,190,765
Long-lived assets:
Long-lived assets	1,924,039		1,924,039		1,978,584	1,837,271
United States [Member]
Revenues:
Revenues	2,552,138	434,544	6,290,200	3,788,521	4,839,561	3,326,427
Long-lived assets:
Long-lived assets	1,685,126		1,685,126		1,795,267	1,811,607
United Kingdom [Member]
Revenues:
Revenues		23,231	33,047	160,616	195,550	485,628
Long-lived assets:
Long-lived assets	3,288		3,288		1,335
Denmark [Member]
Revenues:
Revenues	160,434	$ 95,912	364,238	$ 277,310	338,272	378,710
Long-lived assets:
Long-lived assets	$ 235,625		$ 235,625		$ 181,982	$ 25,664